Fees Summary	May 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 29,095,000
Total Fee Amount	4,018.02
Total Offset Amount	0
Net Fee	$ 4,018.02
Offset Table N/A	N/A